Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash		$ 3,480,151	$ 912,574
Prepaid expenses and other current assets		573,834	606,331
Deferred transaction costs		25,000	116,121
Promissory notes			502,838
Total current assets		4,078,985	2,137,864
Property and equipment, net		1,757,271	1,755,947
Capital project costs		5,354,493	3,320,403
Investment in equity securities		37,374	1,496,422
Other long-term assets		547,169	312,501
Total assets		11,775,292	9,023,137
Current liabilities
Accounts payable		8,305,096	10,264,117
Accrued liabilities and other current liabilities		4,836,999	4,722,687
Current portion of early exercised shares option liability		1,122	1,814
Current portion of convertible note		933,022
Short-term loans		205,403	10,008,552
Total current liabilities		14,281,642	24,997,170
Warrant liability		1,042,036	2,451,237
Advance from PIPE investor			425,000
Earnout liability		4,700	532,700
Convertible note		2,259,984
Early exercised shares option liability		613	2,814
Total liabilities		17,588,975	28,408,921
Commitments and contingencies (Note 4)
Stockholders’ equity (deficit)
Preferred stock, $0.0001 par value, 100,000,000 shares authorized, Nil shares issued and outstanding as at December 31, 2025, and December 31, 2024
Common stock, $0.0001 par value, 700,000,000 shares authorized, 9,869,558 and 4,773,628 shares issued and outstanding as at December 31, 2025, and December 31, 2024, respectively	[1]	975	460
Additional paid-in capital		62,527,926	33,232,704
Accumulated deficit		(68,342,584)	(52,618,948)
Total stockholders’ deficit		(5,813,683)	(19,385,784)
Total liabilities and stockholders’ deficit		11,775,292	9,023,137
Related Party [Member]
Current liabilities
Short-term loans			5,875,000
Nonrelated Party [Member]
Current liabilities
Short-term loans		$ 205,403	$ 4,133,552

[1]	Amounts have been adjusted to reflect the 1-for-10 reverse stock split that became effective on September 8, 2025. See Note 2 “Basis of presentation and summary of significant accounting policies” for additional details.